Consolidated statements of operations (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party [Member]
Related party transaction general and administration expenses	$ 490,782	$ 490,054	$ 465,176